Financial risk management and fair values - Movement in loss allowance account in respect of trade receivables (Details) - Loss allowance - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Balance at the beginning of period	¥ (85,117,000)	¥ (59,827,000)
Credit loss recognized during the year	(908,000)	(28,924,000)
Exchange adjustment	(2,739,000)	3,634,000
Balance at the end of period	(88,764,000)	(85,117,000)
Increase through increase in days past due days		(5,551,000)
Decrease through decrease in days past due days	20,300,000	14,703,000
Increase due to deterioration of financial status of certain overseas distributor	21,367,000	35,720,000
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Credit loss recognized during the year	¥ 0	¥ 0